THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("Union Central")

                                CARILLON ACCOUNT
                              CARILLON LIFE ACCOUNT
                              ("Separate Accounts")

                                 Supplement to:
                                Advantage VA III
                          Prospectus Dated May 1, 2010

                            VA I, VA II and VA II SA
                      Prospectuses Dated December 31, 2009

                              Excel Accumulator VUL
                          Prospectus Dated May 1, 2008

                     Excel Choice VUL and Executive Edge VUL
                       Prospectuses Dated November 5, 2007

                          Supplement Dated May 14, 2010

Effective May 1, 2010, the Seligman Portfolios, Inc. section of the prospectus with the chart disclosing fund names and investment advisers is updated to read as follows:

------------------------------------------------------------ ---------------------------------------------------------
                         FUND NAME                                              INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                               Portfolio Type / Summary of Investment Strategy
------------------------------------------------------------ ---------------------------------------------------------
                 Seligman Portfolios, Inc.                         Columbia Management Investment Advisers, LLC
------------------------------------------------------------ ---------------------------------------------------------
Seligman Communications and Information Portfolio, Class 2   Capital gain.
------------------------------------------------------------ ---------------------------------------------------------
Seligman Smaller-Cap Value Portfolio, Class 2                Long-term capital appreciation.
------------------------------------------------------------ ---------------------------------------------------------

All other provisions of your policy remain as stated in your policy and prospectus.

       Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.
             If you do not have a current prospectus, please contact
                        Union Central at 1-800-319-6902.